UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017.
Date of Report (Date of earliest event reported):   November 14, 2017
Commission File Number of securitizer:   025-03466

Central Index Key Number of securitizer:   0001716121
Toro Mortgage Funding LLC
 (Exact name of securitizer as specified in its charter)
Cameron Seymore, (651) 412-2014
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]
___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

______________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 14, 2017
TORO MORTGAGE FUNDING LLC (Securitizer) By: BLACKSTONE TORO OPERATING PARTNERSHIP LP, as its sole member By: BLACKSTONE TORO HOLDING TRUST, as its sole general partner

By: /s/ Nicholas Smith
Name: Nicholas Smith Title: Chief Investment Officer